Consolidated Statements of Stockholders’ Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, December 31, 2009 at Dec. 31, 2009	$ 223,101	$ 284,100,096	$ 17,415,158	$ (936,424)	$ 300,801,931
Balance, December 31, 2009 (in Shares) at Dec. 31, 2009	22,310,110
Forfeiture of restricted shares and stock based compensation	(7)	154,449			154,442
Forfeiture of restricted shares and stock based compensation (in Shares)	(667)
Stock based compensation					154,442
Stock repurchase	(12,052)	(6,268,275)			(6,280,327)
Stock repurchase (in Shares)	(1,205,229)				1,205,229
Net income for the period			11,093,191		11,093,191
Other comprehensive income (loss)				481,515	481,515
Balance at Dec. 31, 2010	211,042	277,986,270	28,508,349	(454,909)	306,250,752
Balance (in Shares) at Dec. 31, 2010	21,104,214
Stock based compensation		4,071			4,071
Stock repurchase	(5,516)	(2,228,698)			(2,234,214)
Stock repurchase (in Shares)	(551,646)				551,646
Net income for the period			8,549,791		8,549,791
Other comprehensive income (loss)				527,627	527,627
Balance at Dec. 31, 2011	205,526	275,761,643	37,058,140	72,718	313,098,027
Balance (in Shares) at Dec. 31, 2011	20,552,568
Stock based compensation					31,268
Issuance of restricted shares and related stock based compensation	747	30,521			31,268
Issuance of restricted shares and related stock based compensation (in Shares)	74,761
Net income for the period			28,958,487		28,958,487
Other comprehensive income (loss)				(54,340)	(54,340)
Balance at Dec. 31, 2012	$ 206,273	$ 275,792,164	$ 66,016,627	$ 18,378	$ 342,033,442
Balance (in Shares) at Dec. 31, 2012	20,627,329